Long-term Financing Arrangements - Finance Obligations/Other Loans/Debt Covenants (Details)	3 Months Ended	12 Months Ended
	Oct. 15, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2011 USD ($)	Apr. 24, 2022 USD ($)	Nov. 30, 2019 debt_instrument
Debt Instrument [Line Items]
Debt outstanding	$ 44,202,000	$ 37,255,000		$ 23,946,000
Minimum liquidity	1,000,000
Long-term debt		43,622,000
Finance obligations
Debt Instrument [Line Items]
Face amount	$ 665,000
Interest rate	10.00%
Debt term	5 years
Debt outstanding	$ 665,000
Long-term debt	4,397,000	$ 3,995,000		4,488,000
Finance obligations | Ascentium Capital LLC
Debt Instrument [Line Items]
Interest rate		8.50%
Debt outstanding		$ 127,000		180,000
Number of debt instruments | debt_instrument					7
Finance obligations | Ascentium Capital LLC | Minimum
Debt Instrument [Line Items]
Periodic payment		600,000
Finance obligations | Ascentium Capital LLC | Maximum
Debt Instrument [Line Items]
Periodic payment		800,000
Finance obligations | Northbrook, Illinois Financing Obligation
Debt Instrument [Line Items]
Face amount			$ 7,000,000
Interest rate			8.15%
Debt term			15 years
Debt outstanding	$ 3,733,000	3,995,000
Long-term debt		$ 3,995,000		$ 4,488,000